Derivative financial instruments - Fair value (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Derivatives
Derivative financial instruments
Derivative financial instruments at fair value	$ (49,998)	$ 4,728
Foreign exchange swaps
Derivative financial instruments
Derivative financial instruments at fair value	(51,887)	(1,393)
Interest rate caps
Derivative financial instruments
Derivative financial instruments at fair value	1,099	821
Embedded options within listed bonds
Derivative financial instruments
Derivative financial instruments at fair value	$ 790	$ 5,300